COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments	Future minimum lease commitments under non-cancelable operating leases are as follows:
Year ended December 31,

2019	$141
2020	110
2021	33

Total	$284